MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002

DEAR SHAREHOLDER:

The 12-month period ended September 30, 2002, was characterized by extreme volatility as geopolitical events, a struggling economy and headlines announcing corporate accounting scandals weighed heavily on investors' minds. During the fourth quarter of 2001, the market appeared poised to recover from the massive sell-off that followed the terrorist attacks of September 11. However, in each of the subsequent quarters the market lost ground. Although growth stocks underperformed value stocks during this period, even value investors found few places to hide. By the end of the period, the broad-based Standard & Poor's 500 Index had declined by more than 20 percent, while growth-oriented small- and mid-cap stocks, as measured by the Russell 2500 Growth Index, declined more than 17 percent.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended September 30, 2002, Morgan Stanley Developing Growth Securities Trust's Class A, B, C and D shares posted total returns of -17.63 percent, -18.26 percent, -18.29 percent and -17.46 percent, respectively, compared to -7.46 percent for the Russell 2500 Index and -17.55 percent for the Russell 2500 Growth Index. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund slightly underperformed its Russell 2500 Growth Index because of several factors, including its below-market weightings in automobiles and transportation, financials, and energy sectors that performed reasonably well during the course of the year. Results were also negatively affected by security selection within the technology and utilities sectors, particularly among telephone services stocks. The Fund's overall results were helped by security selection within health care, consumer staples and energy. A reduction in the Fund's technology exposure during the period also aided performance.

The performance of the Fund during the period's second half relative to its benchmark was significantly better than its performance during the first half. We believe this is at least partly attributable to the adoption of a more defensive posture by the new portfolio management team. We began emphasizing more-stable growth companies rather than more-aggressive ones.

The Fund began the reporting period with a tilt toward aggressive growth stocks. A number of its more-aggressive holdings, particularly within technology, consumer services and business services, appreciated significantly during the early part of the period. We used that strength as an opportunity to trim some of those positions, as we felt that market sentiment had moved ahead of underlying business momentum in a number of areas.

As the year progressed, it became increasingly clear to us that the cyclical downturn in technology would be longer and deeper than anticipated. We therefore significantly reduced the Fund's technology exposure

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 CONTINUED

by trimming or eliminating holdings in telecommunications equipment, semiconductors, software and telephone services. We also reduced the Fund's exposure to media, industrials and utilities stocks. These assets were reinvested in consumer-oriented areas, including restaurants, travel, durable goods and specialty retailing. Positions were also increased in biotechnology, medical devices and energy stocks.

At the end of the reporting period, the Fund's largest sector weightings were consumer discretionary and health care, which constituted nearly 60 percent of the portfolio. The Fund was overweighted in consumer discretionary, healthcare and energy and underweighted in technology, producer durables, materials and processing, and financials.

As of September 30, 2002, the Fund's largest holdings included Varian Medical Systems (a leading manufacturer of equipment used in treating cancer with radiation), Stericycle (a leading medical-waste disposal company), GTECH Holdings (a leading provider of computerized online lottery systems with customers around the world), Royal Caribbean Cruises (the second largest cruise line operator) and Biogen (a top-tier biotechnology company with a strong franchise in the area of multiple sclerosis therapy).

There is a common theme among most of these holdings. They are companies that are generating strong cash flow (and in most cases free cash flow), and they have leading positions in their markets or market niches. As a result of the market segments in which they operate, their competitive advantages and the skill of their management teams, we believe they have demonstrated an ability to survive the difficult market environment in which we are currently ensconced. Furthermore, we believe these same qualities will likely continue to carry them through the coming year even if the economy is slow to recover.

LOOKING AHEAD

Although, the jury remains out on when the U.S. economy will emerge from its current weak state, we remain cautiously optimistic about the outlook for the stock market. Inflation appears to be under control. Interest rates are near record low levels, and such occasions historically have been an opportune time to own equities. Unemployment is trending lower and corporate inventories are at extremely low levels, which means that even small incremental growth in the economy will require an increase in manufacturing activity. We won't know for at least a few months if our optimism is misplaced, but we believe that we have assembled a portfolio of stocks that should perform well as the economy improves.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o SEPTEMBER 30, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Developing Growth Securities Trust and look forward to continuing to serve your investment needs.



Very truly yours,



/s/ Charles A. Fiumefreddo             /s/ Mitchell M. Merin
Charles A. Fiumefreddo                 Mitchell M. Merin
Chairman of the Board                  President and CEO

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FUND PERFORMANCE o SEPTEMBER 30, 2002

DATE                  TOTAL          RUSSELL 2500        RUSSELL 2500 GROWTH
September 30, 1992    $10,000          $10,000                  $10,000
September 30, 1993    $16,795          $13,011                  $12,676
September 30, 1994    $15,303          $13,382                  $12,943
September 30, 1995    $22,476          $16,798                  $16,850
September 30, 1996    $26,416          $19,458                  $19,545
September 30, 1997    $30,742          $26,133                  $24,609
September 30, 1998    $24,939          $21,843                  $18,619
September 30, 1999    $38,803          $26,601                  $26,040
September 30, 2000    $53,983          $34,456                  $37,756
September 30, 2001    $28,953          $27,987                  $21,566
September 30, 2002    $23,666(3)       $25,901                  $17,780
                      FUND           RUSSELL 2500(4)     RUSSELL 2500 GROWTH(5)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                 CLASS A SHARES*
--------------------------------------------------------------------------------
1 Year                        (17.63)%(1)   (21.96)%(2)
5 Years                        (4.36)%(1)    (5.39)%(2)
Since Inception (7/28/97)      (2.15)%(1)    (3.16)%(2)


                                CLASS B SHARES**
--------------------------------------------------------------------------------
1 Year                        (18.26)%(1)   (22.35)%(2)
5 Years                        (5.10)%(1)    (5.31)%(2)
10 Years                        9.00 %(1)     9.00 %(2)

                                CLASS C SHARES+
--------------------------------------------------------------------------------
1 Year                        (18.29)%(1)   (19.11)%(2)
5 Years                        (5.08)%(1)    (5.08)%(2)
Since Inception (7/28/97)      (2.89)%(1)    (2.89)%(2)


                                CLASS D SHARES++
--------------------------------------------------------------------------------
1 Year                        (17.46)%(1)
5 Years                        (4.15)%(1)
Since Inception (7/28/97)      (1.93)%(1)

------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on September 30, 2002.

(4) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(5) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002

NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       COMMON STOCKS (97.1%)
                       Advertising/Marketing
                         Services (1.0%)
123,000                Lamar Advertising Co.* .............   $  3,733,050
                                                              ------------
                       Aerospace & Defense (1.2%)
 22,100                Alliant Techsystems, Inc.* .........      1,530,425
 16,750                Engineered Support Systems,
                         Inc. .............................        955,420
 81,000                Rockwell Collins, Inc. .............      1,777,140
                                                              ------------
                                                                 4,262,985
                                                              ------------
                       Air Freight/Couriers (1.0%)
 52,300                C.H. Robinson Worldwide, Inc........      1,407,393
 72,000                Expeditors International of
                       Washington, Inc. ...................      2,011,680
                                                              ------------
                                                                 3,419,073
                                                              ------------
                       Apparel/Footwear (0.7%)
105,150                Coach, Inc.* .......................      2,691,840
                                                              ------------
                       Apparel/Footwear Retail (3.8%)
264,950                Abercrombie & Fitch Co.
                         (Class A)* .......................      5,211,566
 81,400                Chico's FAS, Inc.* .................      1,296,702
230,925                Limited Brands, Inc. ...............      3,311,464
104,500                Ross Stores, Inc. ..................      3,724,380
                                                              ------------
                                                                13,544,112
                                                              ------------
                       Auto Parts: O.E.M. (0.5%)
 25,100                American Axle & Manufacturing
                         Holdings, Inc.* ..................        626,998
 33,850                ArvinMeritor, Inc. .................        632,995
 26,150                Autoliv, Inc. ......................        551,242
                                                              ------------
                                                                 1,811,235
                                                              ------------
                       Beverages:
                       Alcoholic (1.2%)
180,900                Constellation Brands Inc.
                         (Class A)* .......................      4,178,790
                                                              ------------
                       Biotechnology (9.2%)
 36,400                Affymetrix, Inc.* ..................        757,120
 78,350                Amylin Pharmaceuticals, Inc.*.......      1,302,177

NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
205,950                Biogen, Inc.* ......................   $  6,028,156
 92,950                Celgene Corp.* .....................      1,565,278
 90,800                Cephalon, Inc.* ....................      3,706,456
 36,250                Charles River Laboratories
                         International, Inc.* .............      1,422,812
 71,450                CV Therapeutics, Inc.* .............      1,494,019
 42,000                Genzyme Corp. (General
                         Division)* .......................        865,620
 50,200                Gilead Sciences, Inc.* .............      1,683,206
 38,900                IDEC Pharmaceuticals Corp.*.........      1,615,128
 61,950                MedImmune, Inc.* ...................      1,292,896
 94,450                NPS Pharmaceuticals, Inc.* .........      1,942,648
116,450                Scios, Inc.* .......................      2,963,652
 41,000                Techne Corp.* ......................      1,344,390
155,850                Telik, Inc.* .......................      1,929,423
 27,700                Transkaryotic Therapies, Inc.*......        903,519
 51,200                Trimeris, Inc.* ....................      2,274,304
                                                              ------------
                                                                33,090,804
                                                              ------------
                       Broadcasting (2.3%)
279,600                Radio One, Inc. (Class D)* .........      4,610,604
106,600                Westwood One, Inc.* ................      3,810,950
                                                              ------------
                                                                 8,421,554
                                                              ------------
                       Casino/Gaming (3.1%)
334,650                GTECH Holdings Corp.* ..............      8,306,013
223,500                Park Place Entertainment
                         Corp.* ...........................      1,776,825
 62,750                Station Casinos, Inc.* .............      1,067,377
                                                              ------------
                                                                11,150,215
                                                              ------------
                       Chemicals: Specialty (1.3%)
 68,700                Airgas, Inc.* ......................        902,031
 46,000                Albemarle Corp. ....................      1,163,340
 21,750                Praxair, Inc. ......................      1,111,642
 28,300                Sigma-Aldrich Corp. ................      1,394,341
                                                              ------------
                                                                 4,571,354
                                                              ------------
                       Commercial Printing/
                         Forms (0.3%)
 25,000                Deluxe Corp. .......................      1,126,500
                                                              ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Computer Communications (0.3%)
  71,050               Emulex Corp.* .......................   $   800,023
  83,300               Foundry Networks, Inc.* .............       456,484
                                                               -----------
                                                                 1,256,507
                                                               -----------
                       Computer Peripherals (1.2%)
  56,600               Intergraph Corp.* ...................       967,294
  27,500               QLogic Corp.* .......................       716,100
250,150                Storage Technology Corp.* ...........     2,629,076
                                                               -----------
                                                                 4,312,470
                                                               -----------
                       Contract Drilling (0.3%)
 38,000                Patterson-UTI Energy, Inc.* .........       969,380
                                                               -----------
                       Data Processing Services (0.5%)
120,800                Acxiom Corp.* .......................     1,712,944
                                                               -----------
                       Discount Stores (2.0%)
 42,700                BJ's Wholesale Club, Inc.* ..........       811,727
327,900                Dollar General Corp. ................     4,400,418
 71,550                Fred's, Inc. ........................     2,136,340
                                                               -----------
                                                                 7,348,485
                                                               -----------
                       Drugstore Chains (0.5%)
 84,200                Longs Drug Stores Corp. .............     1,944,178
                                                               -----------
                       Electric Utilities (0.4%)
 62,900                Wisconsin Energy Corp. ..............     1,528,470
                                                               -----------
                       Electronic Components (0.8%)
218,200                SanDisk Corp.* ......................     2,860,602
                                                               -----------
                       Electronic Equipment/Instruments (0.8%)
 50,400                Inivision Techonologies, Inc.* ......     1,613,304
163,500                Symbol Technologies, Inc. ...........     1,254,045
                                                               -----------
                                                                 2,867,349
                                                               -----------
                       Electronic Production Equipment (0.7%)
 48,300                Helix Technology Corp. ..............       466,095
 70,100                MKS Instruments, Inc.* ..............       765,492
 30,300                Synopsys, Inc.* .....................     1,155,945
                                                               -----------
                                                                 2,387,532
                                                               -----------
NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Financial Conglomerates (0.2%)
 26,900                Investors Financial Services
                         Corp. .............................   $   728,183
                                                               -----------
                       Financial Publishing/Services (0.2%)
 15,250                Moody's Corp. .......................       739,625
                                                               -----------
                       Food: Specialty/Candy (1.9%)
 72,400                Hershey Foods Corp. .................     4,492,420
174,250                Peet's Coffee & Tea, Inc.* ..........     2,230,400
                                                               -----------
                                                                 6,722,820
                                                               -----------
                       Gas Distributors (0.4%)
 42,800                UGI Corp. ...........................     1,555,780
                                                               -----------
                       Home Building (0.9%)
 10,600                NVR, Inc.* ..........................     3,178,198
                                                               -----------
                       Home Furnishings (0.3%)
 23,000                Mohawk Industries, Inc.* ............     1,141,950
                                                               -----------
                       Hospital/Nursing Management (1.1%)
 82,700                Amsurg Corp. ........................     2,495,059
 71,700                United Surgical Partners
                         International Inc. ................     1,579,551
                                                               -----------
                                                                 4,074,610
                                                               -----------
                       Hotels/Resorts/Cruiselines (2.5%)
433,250                Royal Caribbean Cruises Ltd. ........     6,897,340
 94,300                Starwood Hotels & Resorts
                         Worldwide, Inc. ...................     2,102,890
                                                               -----------
                                                                 9,000,230
                                                               -----------
                       Information Technology
                         Services (1.2%)
 46,550                Anteon International Corp.* .........     1,265,229
 24,200                Cognizant Technology
                         Solutions Corp. ...................     1,390,774
 34,600                SRA International, Inc.
                         (Class A) .........................       990,598
 29,700                Tier Technologies, Inc.
                         (Class B)* ........................       561,924
                                                               -----------
                                                                 4,208,525
                                                               -----------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Insurance Brokers/Services (1.8%)
  39,700               Brown & Brown, Inc. ...............   $  1,191,000
  63,550               ChoicePoint Inc.* .................      2,264,922
  26,050               Hilb, Rogal & Hamilton Co. ........      1,074,562
  57,900               Willis Group Holdings Ltd.* .......      1,939,071
                                                             ------------
                                                                6,469,555
                                                             ------------
                       Investment Banks/Brokers (1.1%)
742,400                E*TRADE Group, Inc.* ..............      3,303,680
 21,800                Investment Technology Group,
                         Inc.* ...........................        637,868
                                                             ------------
                                                                3,941,548
                                                             ------------
                       Managed Health Care (2.2%)
236,550                Caremark Rx, Inc.* ................      4,021,350
 49,750                Coventry Health Care, Inc.* .......      1,616,875
 42,050                Mid Atlantic Medical Services,
                         Inc.* ...........................      1,522,210
 46,900                Sierra Health Services, Inc. ......        841,386
                                                             ------------
                                                                8,001,821
                                                             ------------
                       Medical Distributors (1.7%)
 28,800                Henry Schein, Inc.* ...............      1,519,200
 28,300                Patterson Dental Co.* .............      1,448,394
453,725                PSS World Medical, Inc.* ..........      3,017,271
                                                             ------------
                                                                5,984,865
                                                             ------------
                       Medical Specialties (8.4%)
134,750                Bausch & Lomb, Inc. ...............      4,469,657
 63,200                Becton, Dickinson & Co. ...........      1,794,880
 87,850                Cooper Companies, Inc. (The).......      4,612,125
 46,350                DENTSPLY International, Inc. ......      1,861,879
 39,950                Meridian Medical Technologies,
                         Inc. ............................      1,436,202
 95,250                Merit Medical Systems, Inc.* ......      1,839,277
 54,350                St. Jude Medical, Inc.* ...........      1,940,295
 39,350                STERIS Corp.* .....................        980,209
263,750                Varian Medical Systems, Inc.*......     11,338,613
                                                             ------------
                                                               30,273,137
                                                             ------------
NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Medical/Nursing Services (0.7%)
 84,000                Lincare Holdings, Inc.* ...........   $  2,607,360
                                                             ------------
                       Metal Fabrications (0.2%)
 40,450                Precision Castparts Corp. .........        876,956
                                                             ------------
                       Miscellaneous Commercial
                         Services (0.8%)
 33,600                Corporate Executive Board
                         Co.* ............................        959,280
 87,400                Viad Corp. ........................      1,785,582
                                                             ------------
                                                                2,744,862
                                                             ------------
                       Miscellaneous Manufacturing (0.4%)
 46,150                Varian, Inc.* .....................      1,274,202
                                                             ------------
                       Office Equipment/Supplies (0.3%)
 54,600                Miller (Herman), Inc. .............        969,696
                                                             ------------
                       Oil & Gas Production (4.8%)
 59,450                Apache Corp. ......................      3,534,303
 80,600                Brown (Tom), Inc.* ................      1,845,740
 95,150                Cabot Oil & Gas Corp.
                         (Class A) .......................      2,045,725
 60,250                Kerr-McGee Corp. ..................      2,617,260
 86,725                Quicksilver Resources Inc.* .......      1,561,050
271,600                XTO Energy Inc. ...................      5,597,676
                                                             ------------
                                                               17,201,754
                                                             ------------
                       Oilfield Services/Equipment (1.5%)
 53,400                BJ Services Co.* ..................      1,388,400
255,300                Key Energy Services, Inc.* ........      2,011,764
 63,000                Smith International, Inc.* ........      1,846,530
                                                             ------------
                                                                5,246,694
                                                             ------------
                       Other Consumer Services (3.5%)
 61,600                Block (H.&R.), Inc. ...............      2,587,816
 81,950                Career Education Corp.* ...........      3,934,256
 64,050                Corinthian Colleges, Inc.* ........      2,417,247
 87,750                Weight Watchers International,
                         Inc.* ...........................      3,804,840
                                                             ------------
                                                               12,744,159
                                                             ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Packaged Software (2.4%)
 42,650                Mercury Interactive Corp.* ..........   $    731,874
 38,000                NetIQ Corp.* ........................        551,000
102,600                Network Associates, Inc.* ...........      1,090,638
 79,050                Quest Software, Inc.* ...............        743,070
 80,700                Serena Software, Inc.* ..............        968,400
 71,800                Symantec Corp.* .....................      2,417,506
263,450                TIBCO Software, Inc.* ...............        987,938
157,475                TTI Team Telecom International
                         Ltd. (Israel)* ....................      1,067,681
                                                               ------------
                                                                  8,558,107
                                                               ------------
                       Pharmaceuticals: Other (1.9%)
 28,900                Altana AG (ADR) (Germany) ...........      1,075,080
 66,300                Cima Labs, Inc.* ....................      1,667,445
 37,000                Forest Laboratories, Inc.* ..........      3,034,370
 14,500                Teva Pharmaceutical Industries
                         Ltd. (ADR) (Israel) ...............        971,500
                                                               ------------
                                                                  6,748,395
                                                               ------------
                       Property - Casualty Insurers (0.7%)
 64,500                RenaissanceRe Holdings Ltd.
                         (Bermuda) .........................      2,437,455
                                                               ------------
                       Pulp & Paper (0.3%)
110,850                Wausau-Mosinee Paper Corp............      1,020,929
                                                               ------------
                       Recreational Products (1.3%)
 76,650                Activision, Inc.* ...................      1,834,235
 42,150                International Game
                         Technology* .......................      2,914,251
                                                               ------------
                                                                  4,748,486
                                                               ------------
                       Regional Banks (2.0%)
108,100                Banknorth Group, Inc. ...............      2,567,375
 76,050                Hibernia Corp. (Class A) ............      1,520,240
 77,400                North Fork Bancorporation,
                         Inc. ..............................      2,928,816
                                                               ------------
                                                                  7,016,431
                                                               ------------
NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------------
                       Restaurants (3.6%)
 91,050                AFC Enterprises, Inc.* ..............   $  1,838,300
 75,100                CBRL Group, Inc. ....................      1,713,782
 54,950                Jack in the Box Inc.* ...............      1,252,860
 52,600                P.F. Chang's China Bistro, Inc.*.          1,526,978
162,900                Sonic Corp.* ........................      3,762,990
 82,550                Wendy's International, Inc. .........      2,733,231
                                                               ------------
                                                                 12,828,141
                                                               ------------
                       Savings Banks (1.0%)
 97,300                New York Community Bancorp,
                         Inc. ..............................      2,740,941
 51,300                Staten Island Bancorp, Inc. .........        892,620
                                                               ------------
                                                                  3,633,561
                                                               ------------
                       Semiconductors (2.6%)
219,450                Advanced Micro Devices,
                         Inc.* .............................      1,171,863
 47,100                Cypress Semiconductor
                         Corp.* ............................        308,976
236,850                Exar Corp.* .........................      2,735,618
 68,100                Integrated Device Technology,
                         Inc.* .............................        710,964
 21,600                International Rectifier Corp.* ......        337,392
 25,300                Intersil Corp. (Class A)* ...........        327,888
 52,100                Marvell Technology Group Ltd.
                         (Bermuda)* ........................        825,785
 48,050                Micrel, Inc.* .......................        295,988
 95,112                Microchip Technology Inc.* ..........      1,945,040
 62,700                Power Integrations, Inc.* ...........        764,313
                                                               ------------
                                                                  9,423,827
                                                               ------------
                       Services to the Health
                         Industry (3.7%)
 72,800                Accredo Health, Inc.* ...............      3,469,357
288,050                Stericycle, Inc.* ...................      9,770,656
                                                               ------------
                                                                 13,240,013
                                                               ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                                VALUE
--------------------------------------------------------------------------------
             Specialty Stores (4.1%)
 22,650      AutoZone, Inc.* .....................................   $ 1,786,179
 61,800      Kirkland's, Inc. ....................................     1,056,780
 63,450      Michaels Stores, Inc.* ..............................     2,899,665
441,450      Office Depot, Inc.* .................................     5,447,493
 84,600      Tractor Supply Company ..............................     2,688,588
 39,500      Williams-Sonoma, Inc.* ..............................       933,385
                                                                     -----------
                                                                      14,812,090
                                                                     -----------
             Telecommunication
               Equipment (0.8%)
 23,500      Advanced Fibre
               Communications, Inc.* .............................       311,845
 24,000      Harris Corp. ........................................       803,760
 62,300      RF Micro Devices, Inc.* .............................       373,800
145,050      Tekelec* ............................................     1,251,782
                                                                     -----------
                                                                       2,741,187
                                                                     -----------
             Trucking (0.8%)
 74,800      Arkansas Best Corp.* ................................     2,146,087
 11,450      Landstar System, Inc.* ..............................       563,340
                                                                     -----------
                                                                       2,709,427
                                                                     -----------
             Trucks/Construction/Farm
               Machinery (0.8%)
123,000      AGCO Corp.* .........................................     2,853,600
                                                                     -----------
             Water Utilities (1.4%)
250,450      Philadelphia Suburban Corp. .........................     5,084,135
                                                                     -----------
             Wireless
               Telecommunications (0.8%)
364,900      Nextel Communications, Inc.
               (Class A)* ........................................     2,754,995
                                                                     -----------
             Total Common Stocks
             (Cost $388,810,357)..................................   349,486,738
                                                                     -----------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
              Short-Term Investment (3.7%)
              Repurchase Agreement
$  13,286     Joint repurchase agreement
                account 1.915% due
                10/01/02 (dated
                09/30/02; proceeds
                $13,286,707) (a) (Cost
                $13,286,000).....................................  $ 13,286,000
                                                                   ------------
Total Investments
(Cost $402,096,357)(b)...............................  100.8%       362,772,738

Liabilities in Excess of Other
Assets ..............................................   (0.8)       (2,967,861)
                                                       -----       ------------
Net Assets ..........................................  100.0%      $359,804,877
                                                       =====       ============


---------------------------

ADR  American Depository Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,653,111 and the aggregate gross unrealized depreciation is $51,976,730, resulting in net unrealized depreciation of $39,323,619.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002

ASSETS:
Investments in securities, at value
 (cost $402,096,357) ..............................................    $  362,772,738
Receivable for:
  Investments sold ................................................         9,923,038
  Shares of beneficial interest sold ..............................           489,694
  Dividends .......................................................           123,404
Prepaid expenses and other assets .................................            62,311
                                                                       --------------
  TOTAL ASSETS ....................................................       373,371,185
                                                                       --------------
LIABILITIES:
Payable for:
  Investments purchased ...........................................        12,537,944
  Shares of beneficial interest redeemed ..........................           443,318
  Distribution fee ................................................           255,058
  Investment management fee .......................................           159,883
Accrued expenses and other payables ...............................           170,105
                                                                       --------------
  TOTAL LIABILITIES ...............................................        13,566,308
                                                                       --------------
  NET ASSETS ......................................................    $  359,804,877
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $  712,986,840
Net unrealized depreciation .......................................       (39,323,619)
Accumulated net investment loss ...................................           (57,561)
Accumulated net realized loss .....................................      (313,800,783)
                                                                       --------------
  NET ASSETS ......................................................    $  359,804,877
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................    $   14,826,229
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,183,924
  NET ASSET VALUE PER SHARE .......................................            $12.52
                                                                               ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................            $13.21
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................    $  276,386,667
Shares Outstanding (unlimited authorized, $.01 par value) .........        23,303,833
  NET ASSET VALUE PER SHARE .......................................            $11.86
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................    $    5,985,832
Shares Outstanding (unlimited authorized, $.01 par value) .........           503,666
  NET ASSET VALUE PER SHARE .......................................            $11.88
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................    $   62,606,149
Shares Outstanding (unlimited authorized, $.01 par value) .........         4,920,949
  NET ASSET VALUE PER SHARE .......................................            $12.72
                                                                               ======

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF OPERATIONS
For the year ended September 30, 2002

NET INVESTMENT LOSS:
INCOME
Dividends (net of $8,512 foreign withholding tax) ..............................    $    1,444,632
Interest .......................................................................           304,221
                                                                                    --------------
  TOTAL INCOME .................................................................         1,748,853
                                                                                    --------------
EXPENSES
Distribution fee (Class A shares) ..............................................            42,703
Distribution fee (Class B shares) ..............................................         4,205,451
Distribution fee (Class C shares) ..............................................            84,799
Investment management fee ......................................................         2,571,712
Transfer agent fees and expenses ...............................................         1,198,043
Shareholder reports and notices ................................................           116,668
Custodian fees .................................................................            74,854
Registration fees ..............................................................            68,869
Professional fees ..............................................................            63,924
Trustees' fees and expenses ....................................................            21,175
Other ..........................................................................            16,144
                                                                                    --------------
  TOTAL EXPENSES ...............................................................         8,464,342
                                                                                    --------------
  NET INVESTMENT LOSS ..........................................................        (6,715,489)
                                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investments ...............................................      (100,007,116)
                                                                                    --------------
Net change in unrealized appreciation/depreciation on:

  Investments ..................................................................        31,061,014
  Translation of other assets and liabilities denominated in foreign currencies            (53,522)
                                                                                    --------------
  NET APPRECIATION .............................................................        31,007,492
                                                                                    --------------
  NET LOSS .....................................................................       (68,999,624)
                                                                                    --------------
NET DECREASE ...................................................................    $  (75,715,113)
                                                                                    ==============

                       See Notes to Financial Statements

Morgan Stanley Developing Growth Securities Trust
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                FOR THE YEAR           FOR THE YEAR
                                                                                    ENDED                 ENDED
                                                                             SEPTEMBER 30, 2002     SEPTEMBER 30, 2001
                                                                            --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ....................................................... $ (6,715,489)          $  (5,867,439)
Net realized loss ......................................................... (100,007,116)           (205,235,961)
Net change in unrealized depreciation .....................................   31,007,492            (299,951,071)
                                                                            ------------           --------------
  NET DECREASE ............................................................  (75,715,113)           (511,054,471)
                                                                            ------------           --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares ............................................................      -                    (8,633,350)
Class B shares ............................................................      -                  (228,663,213)
Class C shares ............................................................      -                    (4,113,498)
Class D shares ............................................................      -                   (16,123,431)
                                                                            ------------           --------------
  TOTAL DISTRIBUTIONS .....................................................      -                  (257,533,492)
                                                                            ------------           --------------
Net increase (decrease) from transactions in shares of beneficial interest   (91,266,754)            111,547,323
                                                                            ------------           --------------
  NET DECREASE ............................................................ (166,981,867)           (657,040,640)

NET ASSETS:
Beginning of period .......................................................  526,786,744           1,183,827,384
                                                                            ------------           --------------
END OF PERIOD
(Including accumulated net investment losses of $57,561 and $54,294,
 respectively) ............................................................ $359,804,877           $ 526,786,744
                                                                            ============           =============

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,835,065 at September 30, 2002.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $42, $336,609 and $3,299, respectively, and received $11,432, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $1,176,423,502 and $1,261,784,969, respectively. Included in the aforementioned transactions are purchases and sales of $1,440,768, and $2,796,843, respectively for portfolio transactions with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $9,000.

For the year ended September 30, 2002, the Fund incurred brokerage commissions of $16,763 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2002, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with Morgan Stanley & Co. of $1,702,556 and $383,153, respectively.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,726. At September 30, 2002, the Fund had an accrued pension liability of $57,565 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 CONTINUED

5. FEDERAL INCOME TAX STATUS

At September 30, 2002, the Fund had a net capital loss carryover of approximately $221,854,000 of which $8,839,000 will be available through September 30, 2009 and $213,015,000 will be available through September 30, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $84,849,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $6,712,222.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o SEPTEMBER 30, 2002 CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE YEAR                     FOR THE YEAR
                                                     ENDED                            ENDED
                                               SEPTEMBER 30, 2002               SEPTEMBER 30, 2001
                                        -------------------------------- --------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                        --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ..................................       686,292    $   11,260,111       3,511,052    $   80,627,927
Reinvestment of distributions .........          -                 -            356,031         8,462,852
Redeemed ..............................      (680,071)      (11,127,780)     (3,855,483)      (88,622,594)
                                             --------    --------------      ----------    --------------
Net increase - Class A ................         6,221           132,331          11,600           468,185
                                             --------    --------------      ----------    --------------
CLASS B SHARES

Sold ..................................     1,654,466        26,324,800       5,455,595       122,882,363
Reinvestment of distributions .........          -                 -          9,278,074       211,911,212
Redeemed ..............................    (8,923,340)     (136,371,716)    (12,939,700)     (273,869,776)
                                           ----------    --------------     -----------    --------------
Net increase (decrease) - Class B .....    (7,268,874)     (110,046,916)      1,793,969        60,923,799
                                           ----------    --------------     -----------    --------------
CLASS C SHARES

Sold ..................................       290,919         4,705,017         282,383         6,343,200
Reinvestment of distributions .........          -                 -            164,836         3,773,097
Redeemed ..............................      (323,089)       (5,041,970)       (374,074)       (7,447,973)
                                           ----------    --------------     -----------    --------------
Net increase (decrease) - Class C .....       (32,170)         (336,953)         73,145         2,668,324
                                           ----------    --------------     -----------    --------------
CLASS D SHARES

Sold ..................................     3,190,532        51,602,672       3,519,024        84,849,271
Reinvestment of distributions .........          -                 -            592,852        14,269,949
Redeemed ..............................    (1,996,435)      (32,617,888)     (2,136,898)      (51,632,205)
                                           ----------    --------------     -----------    --------------
Net increase - Class D ................     1,194,097        18,984,784       1,974,978        47,487,015
                                           ----------    --------------     -----------    --------------
Net increase (decrease) in Fund .......    (6,100,726)   $  (91,266,754)      3,853,692    $  111,547,323
                                           ==========    ==============       =========    ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2002, there were no outstanding forward contracts.

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED SEPTEMBER 30,
                                                            -----------------------------------------------------------------
                                                             2002           2001           2000           1999          1998
                                                            ------         ------         ------         ------        ------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $15.20         $37.74         $31.44         $20.38        $27.50
                                                            ------         ------         ------         ------        ------
Income (loss) from investment operations:
 Net investment loss[+/+] ............................       (0.11)          0.00          (0.12)         (0.07)        (0.06)
 Net realized and unrealized gain (loss) .............       (2.57)        (14.40)         12.89          11.50         (4.75)
                                                            ------         ------         ------         ------        ------
Total income (loss) from investment operations .......       (2.68)        (14.40)         12.77          11.43         (4.81)
                                                            ------         ------         ------         ------        ------
Less distributions from net realized gain ............          --          (8.14)         (6.47)         (0.37)        (2.31)
                                                            ------         ------         ------         ------        ------
Net asset value, end of period .......................      $12.52         $15.20         $37.74         $31.44        $20.38
                                                            ======         ======         ======         ======        ======
TOTAL RETURN+ ........................................      (17.63)%       (45.93)%        40.16%         56.81%       (18.26)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses .............................................        1.02%          0.88%          0.85%          0.90%         0.94%
Net investment loss ..................................       (0.68)%         0.00%         (0.35)%        (0.25)%       (0.23)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............     $14,826        $17,906        $44,008        $15,246        $5,822
Portfolio turnover rate ..............................         237%           213%           184%           172%          178%

------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------------------
                                                           2002          2001           2000        1999          1998
                                                          ------        ------         ------      ------        ------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............      $14.51        $36.70         $30.90      $20.19        $27.46
                                                          ------        ------         ------      ------        ------

Income (loss) from investment operations:
 Net investment loss[+/+]...........................       (0.23)        (0.18)         (0.44)      (0.27)        (0.20)
 Net realized and unrealized gain (loss) ...........       (2.42)       (13.87)         12.71       11.35         (4.76)
                                                          ------        ------         ------      ------        ------
Total income (loss) from investment operations .....       (2.65)       (14.05)         12.27       11.08         (4.96)
                                                          ------        ------         ------      ------        ------
Less distributions from net realized gain ..........        --           (8.14)         (6.47)      (0.37)        (2.31)
                                                          ------        ------         ------      ------        ------
Net asset value, end of period .....................      $11.86        $14.51         $36.70      $30.90        $20.19
                                                          ======        ======         ======      ======        ======
TOTAL RETURN+.......................................      (18.26)%      (46.37)%        39.12%      55.59%       (18.88)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...........................................        1.80%         1.70%          1.61%       1.70%         1.69%
Net investment loss ................................       (1.46)%       (0.82)%        (1.11)%     (1.05)%       (0.98)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $276,387      $443,652     $1,056,116    $770,392      $596,834
Portfolio turnover rate ............................         237%          213%           184%        172%          178%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED


                                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                           ------------------------------------------------------------
                                                            2002          2001            2000       1999         1998
                                                           ------        ------          ------     ------       ------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $14.54        $36.76          $30.95     $20.19       $27.46
                                                           ------        ------          ------     ------       ------
Income (loss) from investment operations:
 Net investment loss[+/+]...............................    (0.23)        (0.18)          (0.42)     (0.25)       (0.23)
 Net realized and unrealized gain (loss) ...............    (2.43)       (13.90)          12.70      11.38        (4.73)
                                                           ------        ------          ------     ------       ------
Total income (loss) from investment operations .........    (2.66)       (14.08)          12.28      11.13        (4.96)
                                                           ------        ------          ------     ------       ------
Less distributions from net realized gain ..............     --           (8.14)          (6.47)     (0.37)       (2.31)
                                                           ------        ------          ------     ------       ------
Net asset value, end of period .........................   $11.88        $14.54          $36.76     $30.95       $20.19
                                                           ======        ======          ======     ======       ======
TOTAL RETURN+...........................................   (18.29)%      (46.37)%         39.09%     55.84%      (18.88)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................     1.80%         1.70%           1.61%      1.58%        1.69%
Net investment loss ....................................    (1.46)%       (0.82)%         (1.11)%    (0.93)%      (0.98)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $5,986        $7,793         $17,007     $4,728       $2,185
Portfolio turnover rate ................................      237%          213%            184%       172%         178%

------------

[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE YEAR ENDED SEPTEMBER 30,
                                                           ----------------------------------------------------------
                                                            2002          2001          2000       1999         1998
                                                           ------        ------        ------     ------       ------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $15.41        $38.07        $31.60     $20.44       $27.51
                                                           ------        ------        ------     ------       ------
Income (loss) from investment operations:
 Net investment income (loss)[+/+]......................    (0.07)         0.03          0.03      (0.01)        0.01
 Net realized and unrealized gain (loss) ...............    (2.62)       (14.55)        12.91      11.54        (4.77)
                                                           ------        ------        ------     ------       ------
Total income (loss) from investment operations .........    (2.69)       (14.52)        12.94      11.53        (4.76)
                                                           ------        ------        ------     ------       ------
Less distributions from net realized gain ..............     --           (8.14)        (6.47)     (0.37)       (2.31)
                                                           ------        ------        ------     ------       ------
Net asset value, end of period .........................   $12.72        $15.41        $38.07     $31.60       $20.44
                                                           ======        ======        ======     ======       ======
TOTAL RETURN+...........................................   (17.46)%      (45.83)%       40.53%     57.14%      (18.05)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................     0.80%         0.70%         0.61%      0.70%        0.69%
Net investment income (loss) ...........................    (0.46)%        0.18%        (0.11)%    (0.05)%       0.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................  $62,606       $57,436       $66,696     $6,625       $3,291
Portfolio turnover rate ................................      237%          213%          184%       172%         178%

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Developing Growth Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Developing Growth Securities Trust as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 8, 2002

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                                         NUMBER OF
                                                        TERM OF                                                        PORTFOLIOS IN
                                                       OFFICE AND                                                          FUND
                                       POSITION(S)      LENGTH OF                                                         COMPLEX
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME                                                           OVERSEEN
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------- ---------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Trustee       Since            Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and
New York, NY                                                         Chief Executive Officer of Levitz Furniture
                                                                     Corporation (November 1995-November 1998)
                                                                     and President and Chief Executive Officer
                                                                     of Hills Department Stores (May 1991-July
                                                                     1995); formerly variously Chairman, Chief
                                                                     Executive Officer, President and Chief
                                                                     Operating Officer (1987-1991) of the Sears
                                                                     Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Trustee       Since            Director or Trustee of the Morgan Stanley              129
c/o Summit Ventures LLC                             January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                        United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                   and Chairman, Senate Banking Committee
Salt Lake City, UT                                                   (1980-1986); formerly Mayor of Salt Lake City,
                                                                     Utah (1971-1974); formerly Astronaut, Space
                                                                     Shuttle Discovery (April 12-19, 1985);
                                                                     Vice Chairman, Huntsman Corporation
                                                                     (chemical company); member of the Utah
                                                                     Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since            Retired; Director or Trustee of the Morgan             129
c/o Mayer, Brown, Rowe & Maw                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as
New York, NY                                                         Chairman of The Allstate Corporation
                                                                     (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its
                                                                     wholly-owned subsidiary, Allstate
                                                                     Insurance Company (July 1989-December
                                                                     1994).
       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.


MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                                       NUMBER OF
                                                         TERM OF                                                     PORTFOLIOS IN
                                                        OFFICE AND                                                        FUND
                                         POSITION(S)    LENGTH OF                                                       COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME                                                          OVERSEEN
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------- ------------ ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Trustee       Since        Chairman of the Audit Committee and Director           129
c/o Johnson Smick International, Inc.                 July 1991    or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                      TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                   Smick International, Inc., a consulting firm;
                                                                   Co-Chairman and a founder of the Group of
                                                                   Seven Council (G7C), an international economic
                                                                   commission; formerly Vice Chairman of the
                                                                   Board of Governors of the Federal Reserve
                                                                   System and Assistant Secretary of the U.S.
                                                                   Treasury.

Michael E. Nugent (66)                  Trustee       Since        Chairman of the Insurance Committee and                207
c/o Triumph Capital, L.P.                             July 1991    Director or Trustee of the Morgan Stanley
237 Park Avenue                                                    Funds and the TCW/DW Term Trusts; director/
New York, NY                                                       trustee of various investment companies
                                                                   managed by Morgan Stanley Investment
                                                                   Management Inc. and Morgan Stanley
                                                                   Investments LP (since July 2001); General
                                                                   Partner, Triumph Capital, L.P., a private
                                                                   investment partnership; formerly Vice
                                                                   President, Bankers Trust Company and BT
                                                                   Capital Corporation (1984-1988).

        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------

Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY


MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

INTERESTED TRUSTEES:



                                                        TERM OF
                                                       OFFICE AND
                                     POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH           TIME
      INTERESTED TRUSTEE             REGISTRANT          SERVED*
------------------------------ ---------------------- ------------

Charles A. Fiumefreddo (69)    Chairman and Trustee   Since
c/o Morgan Stanley Trust                              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                Since
c/o Morgan Stanley Trust                              June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                Since
1585 Broadway                                         April 1994
New York, NY


                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                      FUND
                                                                                     COMPLEX
   NAME, AGE AND ADDRESS OF                                                         OVERSEEN
      INTERESTED TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the                 129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of Morgan
                               Stanley DW, Chairman and Director of the Transfer
                               Agent, and Director and/or officer of various
                               Morgan Stanley subsidiaries (until June 1998) and
                               Chief Executive Officer of the Morgan Stanley
                               Funds and the TCW/DW Term Trusts (until September
                               2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                 129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley (May
                               1999-August 2000), President and Chief Operating
                               Officer of Individual Securities of Morgan
                               Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley                129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley DW;
                               Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer of
                               Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.


   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------

Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY


------------
   * Each Trustee serves an indefinite term, until his or her successor is elected.
   ** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:


                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ------------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (49)        President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                  Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer
                                                  Officer since     (since June 1998) of the Investment Manager and Morgan
                                                  September 2002    Stanley Services; Chairman, Chief Executive Officer and
                                                                    Director of the Distributor (since June 1998); Chairman
                                                                    (since June 1998) and Director (since January 1998) of the
                                                                    Transfer Agent; Director of various Morgan Stanley
                                                                    subsidiaries; President (since May 1999) and Chief
                                                                    Executive Officer (since September 2002) of the Morgan
                                                                    Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                    Van Kampen investment companies (since December 1999);
                                                                    previously Chief Strategic Officer of the Investment
                                                                    Manager and Morgan Stanley Services and Executive Vice
                                                                    President of the Distributor (April 1997-June 1998), Vice
                                                                    President of the Morgan Stanley Funds (May 1997-April
                                                                    1999), and Executive Vice President of Morgan Stanley.

Barry Fink (47)               Vice President,     Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   Secretary and       February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY                  General Counsel                       Management; Managing Director (since December 2000), and
                                                                    Secretary and General Counsel (since February 1997) and
                                                                    Director (since July 1998) of the Investment Manager and
                                                                    Morgan Stanley Services; Assistant Secretary of Morgan
                                                                    Stanley DW; Vice President, Secretary and General Counsel
                                                                    of the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                    February 1997); Vice President and Secretary of the
                                                                    Distributor; previously, Senior Vice President, Assistant
                                                                    Secretary and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Since             First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                          April 1989        Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                        Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since             Managing Director, Chief Administrative Officer and
1221 Avenue of the Americas                       October 1998      Director (since February 1999) of the Investment Manager
New York, NY                                                        and Morgan Stanley Services and Chief Executive Officer and
                                                                    Director of the Transfer Agent; previously Managing
                                                                    Director of the TCW Group Inc.

Joseph J. McAlinden (59)      Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                       July 1995         Investment Manager, Morgan Stanley Investment Management
New York, NY                                                        Inc. and Morgan Stanley Investments LP; Director of the
                                                                    Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                    Funds.

Francis Smith (37)            Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust      and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center   Financial Officer                     2002); Executive Director of the Investment Manager and
Plaza Two,                                                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                     Vice President of the Investment Manager and Morgan Stanley
                                                                    Services (August 2000-November 2001), Senior Manager at
                                                                    PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                    Associate-Fund Administration at BlackRock Financial
                                                                    Management (July 1996-December 1997).

------------

   * Each Officer serves an indefinite term, until his or her successor is elected.

                                                           [MORGAN STANLEY LOGO]
TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
                                                              [GRAPHIC OMITTED]
OFFICERS

Charles A. Fiumefreddo
Chairman
                                                            MORGAN STANLEY
                                                            DEVELOPING GROWTH
                                                            SECURITIES TRUST

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.


This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., Member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.



                                                       37905RPT-8904J02-AP-10/02


[MORGAN STANLEY LOGO]                                         ANNUAL REPORT
                                                              September 30, 2002